Goodwill and Intangible Assets (Schedule of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance at beginning of period	$ 2,791	$ 3,003
Foreign currency translation	255	(217)
Transfers and other adjustments		5
Balance at end of period	3,046	2,791
Accumulated impairments	976	976
Americas Beverage | Operating segments
Goodwill [Roll Forward]
Balance at beginning of period	820	944
Foreign currency translation	24	(88)
Transfers and other adjustments		(36)
Balance at end of period	844	820
Accumulated impairments	29	29
North America Food | Operating segments
Goodwill [Roll Forward]
Accumulated impairments		0
European Beverage | Operating segments
Goodwill [Roll Forward]
Balance at beginning of period	511	572
Foreign currency translation	53	(61)
Transfers and other adjustments		0
Balance at end of period	564	511
Accumulated impairments	73	73
European Food | Operating segments
Goodwill [Roll Forward]
Balance at beginning of period	1,190	1,241
Foreign currency translation	165	(56)
Transfers and other adjustments		5
Balance at end of period	1,355	1,190
Accumulated impairments	724	724
Non-reportable segments | Non-reportable segments
Goodwill [Roll Forward]
Balance at beginning of period	270	246
Foreign currency translation	13	(12)
Transfers and other adjustments		36
Balance at end of period	283	270
Accumulated impairments	$ 150	$ 150